Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.10%	2.10%
Discount rate applied to cash flow projections	5.00%	4.50%
Pre-tax discount rate applied to cash flow projections	5.30%	4.50%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 4,588	£ 5,712	£ 5,372
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	0
Goodwill | New York | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,004	3,334
Goodwill | Massachusetts | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	963	1,069
Goodwill | Rhode Island | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	438
Goodwill | Federal | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	544	790
Goodwill | National Grid Renewables | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 77	£ 81